ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation	The purchase price is comprised of:

Cash deposit	$500,000
Note Payable to Southwest	3,670,000
Note Payable to EWSD (Seller)	830,000

$5,000,000

The total value of the acquisition was approximately $1,635,000 and the purchase price has been allocated as per the Company’s independent valuation as follows:

Machinery and equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000
Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)
Net fair value	$1,166,000

Schedule of Principal Payments Due

Principal payments due on the notes are as follows:

	Secured Promissory Note	Unsecured Promissory Note	Total
2015	$8,851	301,658	310,509
2016	54,691	27,299	81,990
2017	58,007	30,635	88,642

2018	3,536,670	467,952	4,004,622